Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Schedule of Carrying Value of Debt
At June 30, 2022 and December 31, 2021, the carrying value of debt was as follows:

	As of
	June 30, 2022	December 31, 2021
Gross term loans	$224,545	$202,671
Strategic Partner Arrangement (see Note 12)	9,355	5,227
Capital lease obligations	3,071	2,221

	236,971	210,119
Less unamortized debt discount on term loans	(15,441)	(17,019)
Less current portion of debt	(1,861)	(1,504)

Debt, net of current portion	$219,669	$191,596

Starry, Inc [Member]
Short-term Debt [Line Items]
Schedule of Carrying Value of Debt
At December 31, 2021 and 2020, the carrying value of debt was as follows:

	As of
	December 31, 2021	December 31, 2020
Gross term loans	$202,671	$144,877
Convertible notes payable, net of unamortized discount at December 31, 2021 and 2020 of $0 and $2,282, respectively	—	29,256
Strategic Partner Arrangement (see Note 12)	5,227	1,722
Capital lease obligations	2,221	1,609

	210,119	177,464
Less unamortized debt discount on term loans	(17,019)	(13,657)
Less current portion of debt	(1,504)	(29,875)

Debt, net of current portion	$191,596	$133,932

Schedule of Maturities of Long-term Debt
The aggregate future maturities of debt are as follows:

Years Ended December 31,	Term loans	Capital lease obligations
2022	$—	$1,092
2023	—	731
2024	202,671	452
2025	—	146

	202,671	2,421
Less: imputed interest	—	(200)

Total future maturities	$202,671	$2,221